Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Accrued Expenses [Abstract]
Accrued excise tax	$ 2,088	$ 2,248
Dividends payable	1,361	691
Accrued payroll	526	204
Accrued other	721	570
Total accrued expenses	$ 4,696	$ 3,713